Segment Information Reconciled to (Loss) Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Lease rental income		$ 145,478	$ 155,526
Trading container margin		649	2,568
Gain on sale of owned fleet containers, net		5,794	6,767
Depreciation expense	[1]	66,834	62,464
Container lessee default recovery, net	[2]	12	653
Interest expense		36,112	37,516
Realized (loss) gain on derivative instruments, net		(1,526)	1,444
Unrealized loss on derivative instruments, net		(14,937)	(5,738)
Segment income (loss) before income tax and noncontrolling interests		(5,941)	17,528
Total assets		5,053,806	4,823,718	$ 5,202,617
Purchase of containers and fixed assets		7,149	169,890
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		130,072	128,973
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income		15,406	26,553
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income		129,850	128,599
Gain on sale of owned fleet containers, net		5,794	6,767
Depreciation expense		68,356	64,068
Container lessee default recovery, net		12	653
Interest expense		35,956	37,516
Realized (loss) gain on derivative instruments, net		(1,526)	1,444
Unrealized loss on derivative instruments, net		(14,937)	(5,738)
Segment income (loss) before income tax and noncontrolling interests		(12,051)	6,749
Total assets		4,954,452	4,687,690
Purchase of containers and fixed assets		6,957	169,817
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		129,850	128,599
Container Management
Segment Reporting Information [Line Items]
Lease rental income		15,628	26,927
Depreciation expense		341	172
Interest expense		156
Segment income (loss) before income tax and noncontrolling interests		2,610	6,862
Total assets		154,857	162,170
Purchase of containers and fixed assets		192	73
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income		222	374
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income		15,406	26,553
Container Resale
Segment Reporting Information [Line Items]
Trading container margin		649	2,568
Segment income (loss) before income tax and noncontrolling interests		2,758	5,163
Total assets		17,198	45,782
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income tax and noncontrolling interests		(1,062)	(921)
Total assets		8,293	10,320
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		1,484	2,301
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue		1,484	2,301
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue		98	52
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue		9,745	12,491
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue		555	978
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue		2,421	2,527
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue		831	1,271
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense		(1,863)	(1,776)
Segment income (loss) before income tax and noncontrolling interests		1,804	(325)
Total assets		(80,994)	(82,244)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		$ (12,166)	$ (15,018)

[1]	Amount to write-down the carrying value of containers held for sale to their estimated fair value less costs to sell for the period ended March 31, 2019 has been reclassified out of the previously reported line item “container impairment” and included within “depreciation expense” to conform with the 2020 presentation.
[2]	Amounts for container write-off and recovery and container recovery costs from lessee default for the period ended March 31, 2019 have been reclassified out of the previously reported line item “container impairment” and “direct container expense – owned fleet”, respectively, and included within “container lessee default recovery, net” to conform with the 2020 presentation.